2 Accounting policies (Details 2)	12 Months Ended
	Dec. 31, 2020 Number	Dec. 31, 2019 Number	Dec. 31, 2018 Number
U.S. Dollar - Brazilian Real [member]
Disclosure of subsidiaries [line items]
End of period exchange rate	5.1967	4.0307
End of period exchange rate, variation	28.93%
Average exchange rate	5.1578	3.9461	3.6558
Average exchange rate, variation	30.70%	7.94%
Euro - Brazilian Real [member]
Disclosure of subsidiaries [line items]
End of period exchange rate	6.3779	4.5305
End of period exchange rate, variation	40.78%
Average exchange rate	5.8989	4.4159	4.3094
Average exchange rate, variation	33.58%	2.47%
Mexican Peso - Brazilian Real [member]
Disclosure of subsidiaries [line items]
End of period exchange rate	0.261	0.2134
End of period exchange rate, variation	22.31%
Average exchange rate	0.2402	0.2049	0.1901
Average exchange rate, variation	17.22%	7.80%
U.S. Dollar - Mexican Peso [member]
Disclosure of subsidiaries [line items]
End of period exchange rate	19.924	18.8858
End of period exchange rate, variation	5.50%
Average exchange rate	21.5098	19.2568	19.2363
Average exchange rate, variation	11.70%	0.11%
U.S. Dollar - Euro [member]
Disclosure of subsidiaries [line items]
End of period exchange rate	0.8166	0.8926
End of period exchange rate, variation	(8.52%)
Average exchange rate	0.8775	0.893	0.8471
Average exchange rate, variation	(1.74%)	5.42%